Details of Other Short-Term Borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Short-term notes	[1]	¥ 742,500	¥ 497,100
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper		235,837	199,500
Short-term notes		¥ 74,205	¥ 87,468

[1]	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.